Loans to Customers at amortized cost (Details) - Schedule of sale or transfer of loan portfolio - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans to Customers at amortized cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount		$ 24,023	$ 43,957	$ 12,420
Allowances released		(15,477)	(107)
Sale price		14,004	43,889	12,420
Effect on income (loss) gain	[1]	5,458	39
Sale of Outstanding Loans [Member]
Loans to Customers at amortized cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount		24,023	43,957	12,420
Allowances released		(15,477)	(107)
Sale price		13,992	43,889	12,420
Effect on income (loss) gain	[1]	5,446	39
Sale of Write Off Loans [Member]
Loans to Customers at amortized cost (Details) - Schedule of sale or transfer of loan portfolio [Line Items]
Carrying amount
Allowances released
Sale price		12
Effect on income (loss) gain	[1]	$ 12

[1]	See Note No. 31